ORGANIZATION AND BUSINESS	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS
1.	ORGANIZATION AND BUSINESS

(a)	Company Information
Studio City International Holdings Limited (“Studio City International”)
is
an exempted company with limited liability registered by way of continuation in the Cayman Islands, with its American depositary shares (“ADSs”) listed on the New York Stock Exchange under the symbol “MSC” in the United States of America.
Studio City International together with its subsidiaries (collectively referred to as the “Company”) currently operates the non-gaming operations
of Studio City, a cinematically-themed integrated resort in Cotai, Macau Special Administrative Region of the People’s Republic of China (“Macau”), and provides gaming related services to Melco Resorts (Macau) Limited (“Melco Resorts Macau”), a subsidiary of Melco Resorts & Entertainment Limited (“Melco”), which holds the gaming subconcession in Macau, for the operations of the gaming area at Studio City (“Studio City Casino”). Melco’s ADSs are listed on the Nasdaq Global Select Market in the United States of America.
Studio City International authorized two classes of ordinary shares, the Class A ordinary shares and the Class B ordinary shares, in each case with a par value of $0.0001 each. The Class A ordinary share and Class B ordinary share have the same rights, except that holders of the Class B ordinary shares do not have any right to receive dividends or distributions upon the liquidation or winding up of Studio City International or to otherwise share in profits and surplus assets. MCO Cotai Investments Limited (“MCO Cotai”), a subsidiary of Melco, through its ownership of the Class A ordinary shares, is the controlling shareholder of Studio City International. New Cotai, LLC (“New Cotai”), a private company organized in the United States of America, is the holder of all outstanding Class B ordinary shares which have only voting and no economic rights. New Cotai has a non-voting,
non-shareholding
economic participation interest (“Participation Interest”) in MSC Cotai Limited (“MSC Cotai”), a subsidiary of Studio City International, which entitles New Cotai to receive from MSC Cotai an amount equal to a certain percentage of the amount of any distribution, dividend or other consideration paid by MSC Cotai to Studio City International, subject to adjustments, exceptions and conditions as set out in the participation agreement (the “Participation Agreement”) entered into by MSC Cotai, New Cotai and Studio City International in 2018 (the “MSC Cotai’s Distribution”). The Participation Agreement also provides that New Cotai is entitled to exchange all or a portion of its Participation Interest for a number of Class A ordinary shares subject to adjustments, exceptions and conditions as set out in the Participation Agreement and a proportionate number of Class B ordinary shares will be deemed surrendered and automatically canceled for no consideration as set out in the Participation Agreement when New Cotai exchanges all or a portion of the Participation Interest for Class A ordinary shares. As of December 31, 2021 and 2020, the Participation Interest entitled New Cotai to receive from MSC Cotai an amount equal to approximately 19.6% of the MSC Cotai’s Distribution.
As of December 31, 2021 and 2020, Melco International Development Limited (“Melco International”), a company listed in the Hong Kong Special Administrative Region of the People’s Republic of China (“Hong Kong”), is the single largest shareholder of Melco.

(b)	Recent Developments Related to COVID-19 and Business Operation
The disruptions to the Company’s business caused by the coronavirus
(COVID-19)
outbreak continue to have a material effect on its financial condition and operations during 2021.
The Company’s operations have been impacted by periodic travel restrictions and quarantine requirements being imposed by the governments of Macau, Hong Kong and the People’s Republic of
China (“PRC”) in response to various outbreaks and also due to the PRC’s “dynamic zero” policy. The appearance of
COVID-19
cases in Macau in early August 2021 and late September 2021 led to city-wide mandatory testing, mandatory closure of most entertainment and leisure venues (casinos and gaming areas excluded), and strict travel restrictions and requirements being implemented to enter and exit Macau. Since October 19, 2021, authorities have eased pandemic prevention measures such that travelers are no longer required to undergo a
14-day
quarantine on arrival in Zhuhai, and the validity of nucleic acid tests to enter Zhuhai was extended from 24 hours to 7 days. The validity of nucleic acid tests to enter Macau and quarantine requirements upon entry to Macau vary from time to time and is currently set at 24 hours for entry from Zhuhai. Health-related precautionary measures remain in place and non-Macau resident individuals who are not residents of Taiwan, Hong Kong, or the PRC continue to be unable to enter Macau, except if they have been in Hong Kong or the PRC in the preceding 21 days and are eligible for an exemption application.
The
COVID-19
outbreak has also impacted the construction schedules of the remaining development project at Studio City. As announced by Studio City International in May 2021, the Macau government granted an extension of the development period under the Studio City land concession to December 27, 2022.
The pace of recovery from
COVID-19-related
disruptions continues to depend on future events, including duration of travel and visa restrictions, the pace of vaccination progress, development of new medicines for
COVID-19
as well as customer sentiment and consumer behavior related to discretionary spending and travel, all of which remain highly uncertain. The Company is currently unable to reasonably estimate the financial impact to its future results of operations, cash flows and financial condition from these disruptions.
As of December 31, 2021, the Company had cash and cash equivalents of $499,289 and available borrowing capacity under the 2016 SC Revolving Credit Facility (as defined in Note 10) of Hong Kong dollars (“HK$”)
233,000,000
(equivalent to $29,878), subject to the satisfaction of certain conditions precedent. On February 16, 2022, Studio City Company Limited (“Studio City Company”), a subsidiary of Studio City International, issued $350,000 in aggregate principal amount of 2022 7.000% Studio City Secured Notes (as described in Note 21). In addition, during February and March 2022, Studio City International announced and completed the 2022 Private Placements (as described in Note 21) with gross proceeds amounting to $300,000.
The Company has taken various mitigating measures to manage through the current
COVID-19
outbreak challenges, such as implementing cost reduction programs to minimize cash outflows for non-essential
items, rationalizing the Company’s capital expenditure programs with deferrals and reductions, refinancing existing borrowings and raising additional capital through debt and equity offerings.
The Company believes it will be able to support continuing operations and capital expenditures for at least twelve months after the date that these consolidated financial statements are issued.
Unrelated to the COVID-19 outbreak, in December 2021, Melco Resorts Macau ceased all gaming promoter arrangements at the Studio City Casino. This may impact the provision of gaming related services revenue of the Company going forward.
(c)	Macau gaming subconcession contract
On September 8, 2006, Melco Resorts Macau entered into a subconcession contract to operate its gaming business in Macau. Melco Resorts Macau’s subconcession contract expires on June 26, 2022. Under current applicable Macau gaming law, a concession or subconcession may be extended or renewed by order of the Macau Chief Executive, one or more times, up to a maximum of five years.
Melco Resorts Macau and one of the Studio City International’s subsidiaries entered into a services and right to use agreement on May 11, 2007, as amended on June 15, 2012, together with related agreements (the “Services and Right to Use Arrangements”) under which Melco Resorts Macau agreed to operate the Studio City Casino since the Company does not hold a gaming license in Macau. These arrangements remain effective until June 26, 2022 and will be extended if Melco Resorts Macau obtains a gaming concession, subconcession or other right to legally operate gaming in Macau beyond June 26, 2022 and if the Macau government permits such extension.
The Services and Right to Use Arrangements were approved by the Macau government and are subject to the satisfaction of certain conditions imposed by the Macau government on Melco Resorts Macau and one of the Studio City International’s subsidiaries in connection with granting its approval.
In January 2022, the Macau government put forth a proposed law amending the Macau gaming law which is under review and a revised proposed law amending the gaming law is expected to be put forth by the Macau government for final approval by the Macau Legislative Assembly in April 2022.
The Macau government has publicly stated that the concessions and subconcessions contracts may be extended until December 31, 2022 to enable the conclusion of the proposed amendments to Macau’s gaming law and the completion of the tender process for new concessions. In March 2022, Melco Resorts Macau filed an application with the Macau government for the extension of its subconcession contract until December 31, 2022. The extension of the subconcession contract is subject to the approval of the Macau government and execution of an addendum to the subconcession contract.
Under the indentures of the senior notes issued by Studio City Finance Limited (“Studio City Finance”), a subsidiary of Studio City International, and the senior secured notes issued by Studio City Company, the respective holders of the senior notes can require the respective issuer to repurchase all or any part of the respective senior notes at par, plus any accrued and unpaid interest (the “Special Put Option”) (i) upon the occurrence of any event after which Melco Resorts Macau’s subconcession or other permits or authorizations as are necessary for the operation of the Studio City Casino in substantially the same manner and scope as operations were conducted at the issue date of the respective senior notes issued by Studio City Finance and Studio City Company cease to be in full force and effect, for a period of ten consecutive days or more, and such event has a material adverse effect on the financial condition, business, properties or results of operations of the respective issuer and its subsidiaries, taken as a whole; or (ii) if the termination, rescission, revocation or modification of Melco Resorts Macau’s subconcession has had a material adverse effect on the financial condition, business, properties, or results of operations of the respective issuer and its subsidiaries.
In relation to the credit facilities of Studio City Company, any termination, revocation, rescission or modification of Melco Resorts Macau’s subconcession which has had a material adverse effect on the financial condition, business, properties, or results of operations of the Company, taken as a whole, would constitute a mandatory prepayment event, which would result in (i) the cancellation of available commitments; and (ii) subject to each lender’s election, such electing lender’s share of all outstanding amounts under such facilities becoming immediately due and payable.
The Company believes Melco Resorts Macau is in a position to satisfy the requirements related to the extension of its subconcession and the award of a new concession as they may be established by the Macau government and, the Services and Right to Use Arrangements will be extended, at least for the transition period of three years. Accordingly, the accompanying consolidated financial statements are prepared on a going concern basis.